Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Other Investments	$ 0.2	$ 0.2
Deferred Compensation Arrangement with Individual, Compensation Expense	0.0	0.4	$ 0.4
Sales to related party	3.6	4.9	4.2
Charges for Services Provided	33.8	41.0	46.5
Net payable to the Service Company	(11.0)	(4.8)
Due to Affiliate	2.0	(0.5)
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Related Party Transaction [Line Items]
Note payable to trust	15.6	15.6
Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties
Receivable from sale of software to AES [Member]
Related Party Transaction [Line Items]
Due to Affiliate	5.1
Charges for health, welfare and benefit plans [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	11.2	7.9	15.4
Consulting Services [Member] | Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0.7	$ 2.0	$ 0.0